Summary of Significant Accounting Policies (Share-based Compensation Expense) (Details) - Stock Options [Member] - shares			12 Months Ended
	May 31, 2018	Jan. 04, 2012	Dec. 31, 2018	Jul. 28, 2016	Jun. 01, 2015
Sohu (excluding Sohu Video) [Member] | Sohu 2018 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Award vesting period	4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			Four equal installments
Award vesting period			4 years
Number of shares purchased on vested options			2,718,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			Four equal installments
Award vesting period			4 years
Number of shares under contractually granted share options				100,000	1,998,000
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			Four equal installments
Number of shares authorized for issuance		25,000,000
Percentage of outstanding ordinary shares on a fully-diluted basis		10.00%
Number of shares under contractually granted share options			16,368,200
Number of shares purchased on vested options			4,972,800